Borrowings - Schedule of Aggregate Borrowings Maturities (Details)	Dec. 31, 2024 USD ($)
Schedule of Aggregate Borrowings Maturities [Abstract]
2025	$ 15,265,739
2026	914,913
2027
2028
2029	1,890,033
Thereafter	6,641,521
Total	$ 24,712,206